Document and Entity Information	Sep. 29, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001806952
Document Type	8-K/A
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	LYELL IMMUNOPHARMA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40502
Entity Tax Identification Number	83-1300510
Entity Address, Address Line One	201 Haskins Way
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	695-0677
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	LYEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Current Report on Form 8-K/A of Lyell Immunopharma, Inc. (the “Company”) amends the Company’s Current Report on Form 8-K dated September 29, 2021 and filed with the Securities and Exchange Commission on September 30, 2021 (the “Original Filing”) to correct a typo referring to the date on which Dr. Richard Klausner will no longer be an employee of the Company. On September 29, 2021, Dr. Klausner informed the Company that he will be resigning from his position as Executive Chairman of the Company and will no longer be an employee, effective October 1, 2021. Except as described herein, no other changes have been made to the Original Filing.